Taxation (Details) - Schedule of Reconciliation Between the Income Tax Credit - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation Between the Income Tax Credit [Abstract]
Loss before income tax	¥ (159,953)	¥ (91,543)	¥ (146,983)
Tax benefit at EIT tax rate of 25%	(39,989)	(22,886)	(36,746)
Effect of different tax rates applicable to different subsidiaries of the Group	18,589	241	(3,651)
Effect of changes in tax rates	8,158
Expired operating loss	14,966
Permanent differences	13,722	(2,822)	(931)
Changes in deferred tax assets valuation allowance	(15,809)	24,946	40,806
Income tax credit	¥ (363)	¥ (521)	¥ (522)